Comparative information 2021 - Summary of Impairment Reversals on Financial Assets, Excluding Receivables (Detail) - Previously Reported [Member] - IFRS4 and IAS39 [member] € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	€ (42)
Shares [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	(8)
Debt securities and money market instruments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	(30)
Loans [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	0
Other [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	€ (4)